Analysis of the net investment in business interest and intangible assets, proceeds on disposal (Details) £ in Millions	12 Months Ended
Dec. 31, 2015 GBP (£)
Citizens
Noncurrent assets or disposal groups classified as held for sale
Cash proceeds relating to disposal of controlling interest	£ 1,628